Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.3%
Penn Series Flexibly Managed Fund*	45,405	$3,868,518
Penn Series Index 500 Fund*	81,069	2,948,490
Penn Series Large Core Value Fund*	52,623	1,452,388
Penn Series Mid Core Value Fund*	28,830	968,397
Penn Series Real Estate Securities Fund*	16,421	471,785
TOTAL AFFILIATED EQUITY FUNDS (Cost $8,098,437)		9,709,578

AFFILIATED FIXED INCOME FUNDS — 75.0%
Penn Series High Yield Bond Fund*	145,450	2,382,469
Penn Series Limited Maturity Bond Fund*	1,177,052	15,372,300
Penn Series Quality Bond Fund*	1,185,585	18,234,297
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $36,945,465)		35,989,066

AFFILIATED INTERNATIONAL EQUITY FUNDS — 3.1%
Penn Series Developed International Index Fund*	61,418	993,738
Penn Series International Equity Fund*	13,270	499,489
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,328,370)		1,493,227

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $914,998)	914,998	914,998
TOTAL INVESTMENTS — 100.3% (Cost $47,287,270)		$48,106,869
Other Assets & Liabilities — (0.3)%		(140,832)
TOTAL NET ASSETS — 100.0%		$47,966,037

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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